OTHER LONG-TERM LIABILITIES (FY)	12 Months Ended
Dec. 31, 2019
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES
NOTE 11: OTHER LONG-TERM LIABILITIES

Other long-term liabilities as of December 31, 2019 and 2018 are as follows:

(dollars in millions)	2019	2018
Warranty related	$288	$283
Environmental reserves	203	200
Project financing obligations	75	137
Asset retirement obligations	74	73
Other	625	610
	$1,265	$1,303

The project financing obligations included in the table above are associated with the sale of rights to unbilled revenues related to the ongoing activity of an entity included within our HVAC segment.